CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Company's accounting policies, which are described in note 3, the Company's management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year or in the year of the revision and future years if the revision affects both current and future years.

The critical accounting estimates concerning the future and other key sources of estimation uncertainty at the end of the reporting year that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next year are the following:

1.	Revenue recognition

The Company uses the percentage-of-completion method in accounting for fixed-price contracts. Use of the percentage-of-completion method requires the Company to estimate each contract's total labor cost to date as a proportion of the total expected labor cost.

This method is followed where reasonably dependable estimates of revenues and costs can be made. Fixed-price contracts generally correspond for services over a period of 12 months or less. Some fixed-price contracts are recurring contracts that establish a fixed amount per month and do not require the Company to apply significant judgment in accounting for those types of contracts. In consequence, the use of estimates is only applicable for those contracts that are on-going at the year end and that are not recurring.

Reviews to these estimates may result in increases or decreases to revenues and income and are reflected in the consolidated financial statements in the periods in which they are first identified. If the estimates indicate that a contract loss will be incurred, a loss provision is recorded in the period in which the loss first becomes probable and reasonably estimable. Contract losses are determined to be the amount by which the estimated costs of the contract exceed the estimated total revenues that will be generated by the contract and are included in cost of revenues in the consolidated statement of income and other comprehensive income. Contract losses for the periods presented in these consolidated financial statements were immaterial.

2.	Goodwill impairment analysis

Goodwill is measured as the excess of the cost of an acquisition over the sum of the amounts assigned to tangible and intangible assets acquired less liabilities assumed. The determination of the fair value of the tangible and intangible assets involves certain judgments and estimates. These judgments can include, but are not limited to, the cash flows that an asset is expected to generate in the future and the appropriate weighted average cost of capital.

The Company evaluates goodwill for impairment at least annually or more frequently when there is an indication that the unit may be impaired. When determining the fair value of the Company's cash generating unit, the Company utilizes the income approach using discounted cash flow. The income approach considers various assumptions including increase in headcount, headcount utilization rate, income from each country and revenue per employee, income tax rates and discount rates. The assumptions considered by the Company as of December 31, 2017 are the following: projected cash flows for the following five years, the average growth rate considered was 21.5% and the rate used to discount cash flows was 10.58%. The long-term rate used to extrapolate cash flows beyond the projected period was 3%.

Any adverse changes in key assumptions about the businesses and their prospects or an adverse change in market conditions may cause a change in the estimation of fair value and could result in an impairment charge. Based upon the Company's evaluation of goodwill, no impairments were recognized during 2017, 2016 and 2015.

3.	Income taxes

Determining the consolidated provision for income tax expenses, deferred income tax assets and liabilities requires significant judgment. The provision for income taxes includes federal, state, local and foreign taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences in each of the jurisdictions where the Company operates of temporary differences between the financial statement carrying amounts and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which the temporary differences are expected to be reversed. Changes to enacted tax rates would result in either increases or decreases in the provision for income taxes in the period of changes.

The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. This assessment requires judgments, estimates and assumptions by management. In evaluating the Company's ability to utilize its deferred tax assets, the Company considers all available positive and negative evidence, including the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable. The Company's judgments regarding future taxable income are based on expectations of market conditions and other facts and circumstances. Any adverse change to the underlying facts or the Company's estimates and assumptions could require that the Company reduces the carrying amount of its net deferred tax assets.

4.	The allowance for doubtful accounts

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its clients to make required payments. The allowance for doubtful accounts is determined by evaluating the relative credit-worthiness of each client, historical collections experience and other information, including the aging of the receivables. If the financial condition of customers of the Company were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

5.	Share-based compensation plan

The Company's grants under its share-based compensation plan with employees are measured based on fair value of the Company's shares at the grant date and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

Determining the fair value of the share-based awards at the grant date requires judgments. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

Fair value of the shares: For 2014 Equity Incentive Plan, the fair value of the shares is based on the quote market price of the Company's shares at the grant date. For 2012 Equity Incentive Plan, as the Company's shares were not publicly traded the fair value was determined using the market approach technique based on the value per share of private placements. The Company had gone in the past through a series of private placements in which new shares have been issued. The Company understood that the price paid for those new shares was a fair value of those shares at the time of the placement. In January 2012, Globant España S.A. had a capital contribution from a new shareholder, which included cash plus share options granted to the new shareholder, therefore, the Company considered that amount to reflect the fair value of their shares. The fair value of the shares related to this private placement resulted from the following formula: cash minus fair value of share options granted to new shareholder divided by number of newly issued shares. The fair value of the share options granted to the new shareholder was determined using the same variables and methodologies as the share options granted to the employees. After the reorganization in December 2012, shares of Globant S.A (Luxembourg) were sold by existing shareholders in a private placement to WPP. The fair value of the shares related to this private placement results from the total amount paid by WPP to the existing shareholders.

Expected volatility: As the Company does not have sufficient trading history for the purpose of valuing our share options, the expected volatility of their shares is estimated by using the average historic price volatility of the NASDAQ 100 Telecommunication Index.

Expected term: The expected life of options represents the period of time the granted options are expected to be outstanding.

Risk free rate: The risk-free rate for periods within the contractual life of the option is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the options.

Dividend yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

6.	Call option over non-controlling interest

As of December 31, 2017 and 2016, the Company held a call option to acquire the 33.27% of the remaining interest in Dynaflows S.A., which could be exercised from October 22, 2020 until October 21, 2021. The Company calculated the fair value of this option using the Black-Scholes option model. The Black-Scholes model requires the input of highly subjective assumptions, including the expected volatility, maturity, risk-free interest rate, value of the underlying asset and dividend yield.

Expected volatility: The Company has considered annualized volatility as multiples of EBITDA and Revenue of publicly traded companies in the technology business in the U.S., Europe and Asia since 2008.

Maturity: The combination between the call and put options (explained in note 23) implied that, assuming no liquidity restrictions as part of the Company at the moment that the option was exercisable and considering that both parties wanted to maximize their benefits, the Company would acquire the minority shareholders shares at the date that this option was exercisable. Therefore, the Company has assumed that the maturity date of call option is October 22, 2020.

Risk free rate: The risk-free rate for periods within the contractual life of the option was based on the Argentinean bonds (BONAR) with a quote in the US market with maturities similar to the expected term of the option.

Value of the underlying assets: The Company considered a multiple of EBITDA and Revenue resulting from the implied multiple in Dynaflows adjusted by the lack of control.

Dividend yield: The Company did not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

7.	Recoverability of internally generated intangible assets

During the year, the Company considered the recoverability of its internally generated intangible asset which are included in the consolidated financial statements as of December 31, 2017 and 2016 with a carrying amount of 6,395 and 3,904, respectively.

A detailed recoverability analysis has been carried out by the Company, considering both, revenue from customers in case of the assets sold to third parties and internal usage for those assets that are used internally, and, as a result, the Company believes that the carrying amount of the internally generated intangible assets will be recovered in full. This situation will be closely monitored, and adjustments made in future periods if future market activity indicates that such adjustments are appropriate.

8.	Fair value measurement and valuation processes

Certain assets and liabilities of the Company are measured at fair value for financial reporting purposes.

In estimating the fair value of an asset or a liability, the Company uses market-observable data to the extent it is available. Where Level 1 inputs are not available, if necessary the Company engages third party qualified valuers to perform the valuation. Information about the valuation techniques and inputs used in determining the fair value of various assets and liabilities are disclosed in note 27.9.

9.	Useful lives of property, equipment and intangible assets

The Company reviews the estimated useful lives of property, equipment and intangible assets at the end of each reporting period. The Company determined that the useful lives of the assets included as property, equipment and intangible assets are in accordance with their expected lives.

10.	Provision for contingencies

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

11.	The allowance for impairment of tax credits

As of December 31, 2017, the Company recorded an allowance for impairment of tax credits for an amount of 1,586 for estimated losses resulting from substantial doubt about the recoverability of some tax credits. This allowance for impairment of tax credits was determined by estimating future uses of tax credits against value-added tax positions.

The tax credits included in the allowance for impairment are mainly related to Argentine taxation. The Company estimated the future VAT credit and VAT debit that comes from domestic purchases and sales, respectively. Since exports are zero-rated, any excess portion of the credit not used against any VAT debit is reimbursable to the Company, through a special VAT recovery regime. However, according to VAT recovery rules, there are certain limitations on the amount that may be reimbursed and the Company considered any VAT credit that cannot be reimbursed to be an impairment.

12.	Recoverability of intangible assets acquired in business combinations

The Company evaluates intangible assets acquired in business combinations for impairment at least annually or more frequently when there is an indication that the asset may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs of disposal and value in use. The determination of the fair value of intangible assets acquired in business combinations involves certain judgments and estimates. These judgments can include, but are not limited to, the cash flows that an asset is expected to generate in the future and the appropriate weighted average cost of capital. When determining the fair value, we utilize the income approach using discounted cash flow.

A total amount of 4,708 of impairment loss related to the intangible assets acquired in business combinations was recognized as of December 31, 2017 and is included as other operating expenses. The impairment was recognized as a result of the Company's evaluation of such intangible assets, upon which the Company projected lower future cash flows from the related customer relationships. In 2016 and 2015 no impairment losses were recorded.